EQUITY AND SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
EQUITY AND SHARE BASED PAYMENTS
NOTE 21 – EQUITY AND SHARE BASED PAYMENTS

a.	Share capital:

The Company's share capital consists of ordinary shares, which are traded on the Tel Aviv Stock Exchange Ltd. under the symbol "PTNR", and are quoted on the NASDAQ Global Select Market™, in the form of American Depositary Shares ("ADSs"), each representing one of the Company’s ordinary shares, under the symbol "PTNR", according to the dual listing regulations. The ADSs are evidenced by American Depositary Receipts ("ADRs"). Citibank, N.A. serves as the Company's depository for ADSs. The holders of ordinary shares are entitled vote in the general meetings of shareholders and to receive dividends as declared.

Under the provisions of the Company's licenses (note 1(c)), restrictions are placed on transfer of the Company's shares and placing liens thereon. The restrictions include the requirement of advance written consent of the Minister of Communications be received prior to transfer of 10% or more of the Company's shares to a third party. The restrictions require that the "founding shareholders or their approved substitutes", as defined in the cellular license, hold at least 26% of the means of control in the Company, including 5% which must be held by Israeli shareholders (Israeli citizens and residents), who were approved as such by the Minister of Communications.

Through December 31, 2008 the Company purchased its own 4,467,990 shares at the cost of NIS 351 million, and during 2018 the Company purchased its own 6,501,588 shares at the cost of NIS 100 million (upon repurchase were recorded as "treasury shares"). In accordance with the Israeli Companies Law, the treasury shares are considered dormant shares as long as they are held by the Company, and as such they do not bear any rights (including the right to vote in general meetings of shareholders and to receive dividends) until they are transferred to a third party. Some of the treasury shares were offered to employees under a share based compensation plan: Company's Equity Incentive Plan as restricted shares awards ("RSAs") (see (b) below).

As of December 31, 2019 a total of 8,275,837 treasury shares remained, of which 1,247,583 were allocated to a trustee on behalf of the employees under the plan. The RSAs offered under the plan are under the control of the Company until vested under the plan and therefore are not presented in the financial statements as outstanding shares until vested.

In June 2017, the Company issued 10,178,211 shares of the Company to the public and to institutional investors, following a tender under a shelf offering, and by way of a private placement. The total net consideration received was approximately NIS 190 million. The offering expenses totaled NIS 7 million.

In January 2020, the Company issued 19,330,183 shares of the Company to institutional investors, following a tender under a shelf offering, and by way of a private placement. The total net consideration received was approximately NIS 276 million. The offering expenses totaled NIS 10 million.

b.	Share based compensation to employees

(1)	Description of the Equity Incentive Plan

Share options and restricted shares were granted to employees in accordance with Company's Equity Incentive Plan (the "Plan"). It includes allocation of restricted shares ("RSAs") to the Company's employees and officers and determines the right to vote at the general meetings of shareholders and the right to receive dividends distributed with respect to the restricted shares. The committee may set performance targets as a vesting criterion (independently or in combination with other criteria).

The total number of Company's shares reserved for issuance upon exercise of all options or upon the earning of the restricted shares granted under the Plan is 26,917,000, of which 7,442,763 remained ungranted as of December 31, 2019. The vesting of the options and the earning of the restricted shares are subject to vesting/restriction periods. The vesting of the options and the earning of the restricted shares granted after June 2014 are also subject to performance conditions set by the Company's organs. The Company expects that the performance conditions will be met. The Plan's principal terms of the options include:

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Exercise price adjustment: The exercise price of options shall be reduced in the following events: (1) dividend distribution other than in the ordinary course: by the gross dividend amount so distributed per share, and (2)  dividend distribution in the ordinary course: the exercise price shall be reduced by the amount of a dividend in excess of 40% of the Company’s net income for the relevant period per share, or by the gross dividend amount so distributed per share ("Full Dividend Mechanism"), depending on the date of granting of the options.

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Cashless exercise: Most of the options may be exercised only through a cashless exercise procedure, while holders of other options may choose between cashless exercise and the regular option exercise procedure. In accordance with such cashless exercise, the option holder would receive from the Company, without payment of the exercise price, only the number of shares whose aggregate market value equals the economic gain which the option holder would have realized by selling all the shares purchased at their market price, net of the option exercise price.

(2)	Information in respect of options and restricted shares granted under the Plan:

	Through December 31, 2019
	Number of options	Number of RSAs
Granted	35,072,795	5,509,554
Shares issued upon exercises and vesting	(6,528,031)	(2,695,053)
Cancelled upon net exercises, expiration
and forfeitures	(19,524,075)	(1,584,037)
Outstanding	9,020,689	1,230,464
Of which:
Exercisable	5,623,921
Vest in 2020	1,632,797	678,379
Vest in 2021	1,145,182	371,076
Vest in 2022	618,789	181,009

As of December 31, 2019 the Company expects to record a total amount of compensation expenses of approximately NIS 14 million during the next three years with respect to options and restricted shares granted through December 31, 2019.

(3)	Options and RSAs status summary as of December 31, 2017, 2018 and 2019 and the changes therein during the years ended on those dates:

	Year ended December 31
	2017		2018		2019
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
Share Options:		NIS		NIS		NIS
Outstanding at the beginning of the year	11,285,901	29.14	8,708,483	29.67	9,697,266	28.19
Granted during the year	1,201,358	19.45	2,536,362	18.59	1,232,226	16.21
Exercised during the year	(1,906,991)	17.38	(778,616)	17.11	(70,824)	16.62
Forfeited during the year	(988,566)	22.91	(307,055)	18.79	(235,150)	18.74
Expired during the year	(883,219)	43.10	(461,908)	28.17	(1,602,829)	46.64
Outstanding at the end of the year	8,708,483	29.67	9,697,266	28.19	9,020,689	23.62
Exercisable at the end of the year	5,190,586	36.66	6,266,965	33.39	5,623,921	27.11
Shares issued during the year due exercises	319,259		94,276		3,166

RSAs:
Outstanding at the beginning of the year	1,955,414		1,344,297		1,209,521
Granted during the year	507,146		813,310		397,476
Vested during the year	(753,106)		(791,796)		(284,427)
Forfeited during the year	(365,157)		(156,290)		(92,106)
Outstanding at the end of the year	1,344,297		1,209,521		1,230,464

	Options granted in 2017	Options granted in 2018	Options granted in 2019
Weighted average fair value of options granted using the
Black & Scholes option-pricing model – per option (NIS)	5.43	4.36	3.34
The above fair value is estimated on the grant date based on the following weighted average assumptions:
Expected volatility	37.6%	34.14%	33.52%
Risk-free interest rate	0.53%	0.79%	0.57%
Expected life (years)	3	3.16	3
Dividend yield	*	*	*

*   Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.

The expected volatility is based on a historical volatility, by statistical analysis of the daily share price for periods corresponding the option's expected life. The expected life is expected length of time until expected date of exercising the options, based on historical data on employees' exercise behavior and anticipated future condition. The fair value of RSAs was evaluated based on the stock price on grant date.

 (4)   Information about outstanding options by expiry dates:

Share options outstanding as of December 31, 2019 have the following expiry dates and exercise prices:

Expire in	Number of share options	Weighted average exercise price in NIS
2020	2,218,316	37.35
2021	1,828,653	20.27
2022	607,657	23.50
2023	728,040	19.40
2024	2,405,797	18.60
2025	1,232,226	16.21
	9,020,689	23.62